Bretton Fund
		Schedule of Investments
		September 30, 2025 (Unaudited)
Shares		Cost	Fair Value	% of Net Assets

COMMON STOCKS

Cement, Hydraulic
23,100	Eagle Materials Inc.	$ 5,425,153	$ 5,383,224	4.47%

Finance Services
23,100	American Express Company	1,887,694	7,672,896	6.37%

Fire, Marine & Casualty Insurance
7,500	Berkshire Hathaway Inc. - Class B *	1,116,560	3,770,550
33,400	The Progressive Corporation	2,377,130	8,248,130
		3,493,690	12,018,680	9.96%

Hospital & Medical Service Plans
21,700	UnitedHealth Group Incorporated	6,932,114	7,493,010	6.22%

Laboratory Analytical Instruments
11,000	Revvity, Inc.	1,385,326	964,150	0.80%

National Commercial Banks
126,000	Bank of America Corporation	2,683,732	6,500,340
24,000	JPMorgan Chase & Co.	1,799,506	7,570,320
		4,483,238	14,070,660	11.67%

Operative Builders
170,500	Dream Finders Homes, Inc. - Class A *	4,071,715	4,419,360
690	NVR, Inc. *	2,103,937	5,543,915
		6,175,652	9,963,275	8.27%

Retail - Auto & Home Supply Stores
2,000	AutoZone, Inc. *	1,416,158	8,580,480	7.12%

Retail - Family Clothing Stores
34,700	Ross Stores Inc.	1,801,642	5,287,933
47,000	The TJX Companies, Inc.	2,014,486	6,793,380
		3,816,128	12,081,313	10.02%

Services - Business Services, NEC
9,380	MasterCard Incorporated - Class A	849,356	5,335,438
17,800	Visa Inc. - Class A	2,417,400	6,076,564
		3,266,756	11,412,002	9.47%

Services - Computer Processing & Data Preparation
57,000	Alphabet Inc. - Class C	2,082,582	13,882,350	11.52%

Services - Consumer Credit Reporting, Collection Agencies
8,300	Moody's Corporation	2,461,261	3,954,784
9,300	S&P Global Inc.	2,655,628	4,526,403
		5,116,889	8,481,187	7.04%

Services - Prepackaged Software
12,800	Microsoft Corporation	2,010,817	6,629,760	5.50%

Total for Common Stocks		$ 47,492,197	$ 118,632,987	98.43%

Total Investments		$ 47,492,197	$ 118,632,987

Other Assets in Excess of Liabilities			$ 1,887,850	1.57%

Net Assets			$ 120,520,837	100.00%

* Non-Income Producing Securities.